ETFMG Travel Tech ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Australia - 10.7%
Hotels, Restaurants & Leisure - 7.0% (d)
Corporate Travel Management, Ltd.	319,039	$3,802,131
Webjet, Ltd. (a)	895,397	4,121,608
Total Hotels, Restaurants & Leisure		7,923,739
Software - 3.7%
SiteMinder, Ltd. (a)	2,135,832	4,154,540
Total Australia		12,078,279

Brazil - 1.9%
Hotels, Restaurants & Leisure - 1.9% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)	2,919,144	2,127,692

Cayman Islands - 10.0%
Hotels, Restaurants & Leisure - 10.0% (d)
Tongcheng Travel Holdings, Ltd. (a)	2,162,146	4,519,647
Trip.com Group, Ltd. - ADR (a)	133,963	4,688,705
Tuniu Corp. - ADR (a)	1,287,798	2,124,867
Total Hotels, Restaurants & Leisure		11,333,219

China - 3.5%
Hotels, Restaurants & Leisure - 3.5% (d)
TravelSky Technology, Ltd.	2,345,072	3,980,278

Japan - 4.7%
Hotels, Restaurants & Leisure - 4.7% (d)
Adventure, Inc. (b)	16,370	1,116,330
AirTrip Corp.	108,762	2,107,478
Temairazu, Inc.	24,681	685,037
Veltra Corp. (a)	116,143	561,015
Open Door, Inc. (a)(b)	102,051	910,216
Total Hotels, Restaurants & Leisure		5,380,076

Mauritius - 3.8%
Hotels, Restaurants & Leisure - 3.8% (d)
MakeMyTrip, Ltd. (a)	160,684	4,335,254

Netherlands - 2.4%
Hotels, Restaurants & Leisure - 1.5% (d)
Lastminute.com NV (a)	53,080	1,678,302
Interactive Media & Services - 0.9%
Trivago NV - ADR (a)	760,449	1,003,793
Total Netherlands		2,682,095

Republic of Korea - 3.6%
Hotels, Restaurants & Leisure - 3.6% (d)
Hana Tour Service, Inc. (a)	106,267	4,113,093

Spain - 9.3%
Hotels, Restaurants & Leisure - 9.3% (d)
Amadeus IT Group SA	66,310	5,043,328
eDreams ODIGEO SA (a)	767,803	5,487,778
Total Hotels, Restaurants & Leisure		10,531,106

United Kingdom - 9.2%
Hotels, Restaurants & Leisure - 5.7% (d)
On the Beach Group PLC (a)(f)	1,705,062	2,078,816
Trainline PLC (a)(f)	1,328,407	4,403,279
Total Hotels, Restaurants & Leisure		6,482,095
Software - 3.5%
accesso Technology Group PLC (a)	409,079	3,995,196
Total United Kingdom		10,477,291

United States - 36.4%
Ground Transportation - 8.7%
Lyft, Inc. - Class A (a)	461,280	4,423,675
Uber Technologies, Inc. (a)	126,229	5,449,306
Total Ground Transporation		9,872,981
Hotels, Restaurants & Leisure - 21.4% (d)
Airbnb, Inc. - Class A (a)(b)	43,309	5,550,480
Booking Holdings, Inc. (a)	1,905	5,144,129
Expedia Group, Inc. (a)(b)	43,763	4,787,235
Global Business Travel Group I (a)	578,765	4,184,471
Mondee Holdings, Inc. (a)(b)	35,213	313,748
Sabre Corp. (a)(b)	1,345,040	4,290,678
Total Hotels, Restaurants & Leisure		24,270,741
Interactive Media & Services - 4.0%
TripAdvisor, Inc. (a)(b)	278,016	4,584,484
Passenger Airlines - 2.3%
Blade Air Mobility, Inc. - Class A (a)(b)	650,686	2,563,703
Total United States		41,291,909

Virgin Islands (UK) - 3.7%
Hotels, Restaurants & Leisure - 3.7% (d)
Despegar.com Corp. (a)	602,656	4,248,725
TOTAL COMMON STOCKS (Cost $161,910,963)		112,579,017

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.5%
ETFMG Sit Ultra Short ETF (e)	25,000	1,212,250
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)	13,005,368	13,005,368
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $14,248,466)		14,217,618

SHORT-TERM INVESTMENTS
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.01% (c)	981,812	981,812
TOTAL SHORT-TERM INVESTMENTS (Cost $981,821)		981,812

Total Investments (Cost $177,141,241) - 112.6%		127,778,447
Liabilities in Excess of Other Assets - (12.6)%		(14,254,566)
TOTAL NET ASSETS - 100.0%		$113,523,881

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023 the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $8,687,447, which represents 5.7% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,201,875	$ 14,159	$ (14,223)	$ (300)	$ 10,740	$ -	$ 1,212,250	25,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$112,579,017	$-	$-	$112,579,017
Short-Term Investments	981,812	-	-	981,812
ETFMG Sit Ultra Short ETF**	1,212,250	-	-	1,212,250
Investments Purchased with Securities Lending Collateral*	-	-	-	13,005,368
Total Investments in Securities	$114,773,079	$-	$-	$127,778,447

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.